Average Annual Total Returns - PGIM QMA Small-Cap Value Fund	A One Year	A Five Years	A Ten Years	A SinceInception	A InceptionDate	C One Year	C Five Years	C Ten Years	C SinceInception	C InceptionDate	R One Year	R Five Years	R Ten Years	Z One Year	Z Five Years	Z Ten Years	Z Return After Taxes on Distributions One Year	Z Return After Taxes on Distributions Five Years	Z Return After Taxes on Distributions Ten Years	Z Return After Taxes on Distributions and Sale of Fund Shares One Year	Z Return After Taxes on Distributions and Sale of Fund Shares Five Years	Z Return After Taxes on Distributions and Sale of Fund Shares Ten Years	R2 One Year	R2 Five Years	R2 Ten Years	R2 SinceInception	R2 InceptionDate	R4 One Year	R4 Five Years	R4 Ten Years	R4 SinceInception	R4 InceptionDate	R6 One Year	R6 Five Years	R6 Ten Years	R6 SinceInception	R6 InceptionDate	Russell 2000 Value Index One Year	Russell 2000 Value Index Five Years	Russell 2000 Value Index Ten Years	Russell 2000 Index One Year	Russell 2000 Index Five Years	Russell 2000 Index Ten Years
Total	(8.77%)	4.37%		3.18%	Feb. 14, 2014	(5.50%)	4.62%		2.15%	Jun. 19, 2015	(3.63%)	5.34%	6.75%	(3.07%)	5.92%	7.31%	(3.38%)	3.99%	4.84%	(1.59%)	4.21%	5.39%	(3.42%)			(2.92%)	Dec. 28, 2017	(3.16%)			(2.67%)	Dec. 28, 2017	(2.96%)	5.99%		4.61%	Sep. 25, 2014	4.63%	9.65%	8.66%	19.96%	13.26%	11.20%